CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Third-party revenue	[1]	$ 74,463	$ 72,478	$ 74,578	$ 146,942	$ 161,538
Share of profit/(loss) of joint ventures and associates		898	1,318	629	2,216	2,210
Interest and other income/(expenses)	[2]	(305)	907	813	602	1,294
Total revenue and other income/(expenses)		75,057	74,703	76,020	149,760	165,041
Purchases		49,417	46,867	51,492	96,284	108,994
Production and manufacturing expenses		5,593	5,810	6,041	11,403	12,049
Selling, distribution and administrative expenses		3,094	2,975	3,314	6,069	6,365
Research and development		263	212	297	475	550
Exploration		496	750	444	1,246	847
Depreciation, depletion and amortisation	[2]	7,555	5,881	7,872	13,436	14,157
Interest expense		1,235	1,164	1,211	2,399	2,375
Total expenditure		67,653	63,659	70,671	131,312	145,339
Income/(loss) before taxation		7,404	11,044	5,348	18,447	19,702
Taxation charge/(credit)	[2]	3,754	3,604	2,195	7,358	7,776
Income/(loss) for the period	[1]	3,650	7,439	3,154	11,089	11,926
Income/(loss) attributable to non-controlling interest		133	82	20	215	83
Income/(loss) attributable to Shell plc shareholders		$ 3,517	$ 7,358	$ 3,134	$ 10,874	$ 11,843
Basic earnings per share ($ per share)	[3]	$ 0.55	$ 1.14	$ 0.46	$ 1.70	$ 1.73
Diluted earnings per share ($ per share)	[3]	$ 0.55	$ 1.13	$ 0.46	$ 1.68	$ 1.71

[1]	See Note 2 “Segment information”.
[2]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]
[3]	See Note 4 “Earnings per share”.